Derivative Financial Instruments and Debt Excluding Lease Liabilities - Comparison of the Fair Value with the Carrying Amount of Debt Excluding Lease Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Financial Instruments [Abstract]
Carrying amount	$ 75,918	$ 65,887
Fair value	$ 82,369	$ 71,163